Leases -Supplemental Cash Flow Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$ 0.2
Financing cash flows from finance leases	1.4
Operating cash flows from operating leases	14.6
Right-of-use assets obtained in exchange for new lease liabilities
Finance leases	2.1
Operating leases	$ 63.5